UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   800 Third Avenue - 30th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      196,092
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACXIOM CORP                    COM              005125109    4,255   399,910 SH       OTHER      01         399,910      0    0
AMERICAN TOWER CORP            CL A             029912201    3,264    60,677 SH       OTHER      01          60,677      0    0
AXCELIS TECHNOLOGIES INC       COM              054540109    1,320 1,100,000 SH       OTHER      01       1,100,000      0    0
CIENA CORP                     COM NEW          171779309    2,800   250,000 SH       OTHER      01         250,000      0    0
CROWN CASTLE INTL CORP         COM              228227104    3,172    78,000 SH       OTHER      01          78,000      0    0
DESCARTES SYS GROUP INC        COM              249906108    4,296   695,100 SH       OTHER      01         695,100      0    0
DIGIMARC CORPORATION           COM              25381B101      124     4,900 SH       OTHER      01           4,900      0    0
EQUINIX INC                    COM              29444U502    5,453    61,391 SH       OTHER      01          61,391      0    0
EXTREME NETWORKS INC           COM              30226D106    5,033 1,899,200 SH       OTHER      01       1,899,200      0    0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    3,704   220,000 SH       OTHER      01         220,000      0    0
HAWAIIAN TELCOM HOLDCO INC     COM              420031106    2,793   200,344 SH       OTHER      01         200,344      0    0
ICG GROUP INC                  COM              44928D108    2,764   300,081 SH       OTHER      01         300,081      0    0
IMAX CORP                      COM              45245E109    5,764   398,100 SH       OTHER      01         398,100      0    0
IMMERSION CORPORATION          COM              452521107    4,973   831,628 SH       OTHER      01         831,628      0    0
INTERACTIVE INTELLIGENCE INC   COM              45841V109    6,636   245,043 SH       OTHER      01         245,043      0    0
LIMELIGHT NETWORKS INC         COM              53261M104      472   200,000 SH       OTHER      01         200,000      0    0
LOGMEIN INC                    COM              54142L109   20,109   605,507 SH       OTHER      01         605,507      0    0
LORAL SPACE & COMMUNICATNS INC COM              543881106    9,488   189,380 SH       OTHER      01         189,380      0    0
MARCHEX INC                    CL B             56624R108    7,040   828,194 SH       OTHER      01         828,194      0    0
MATTSON TECHNOLOGY INC         COM              577223100      654   559,311 SH       OTHER      01         559,311      0    0
MELCO CROWN ENTMT LTD          ADR              585464100    2,407   289,637 SH       OTHER      01         289,637      0    0
NETGEAR INC                    COM              64111Q104    7,860   303,603 SH       OTHER      01         303,603      0    0
NORDION INC.                   COM              65563C105    8,323   943,702 SH       OTHER      01         943,702      0    0
NOVA MEASURING INSTRUMENTS     COM              M7516K103      978   182,087 SH       OTHER      01         182,087      0    0
NTELOS HLDGS CORP              COM              67020Q107    7,287   410,978 SH       OTHER      01         410,978      0    0
1 800 FLOWERS COM              CL A             68243Q106    2,173   936,686 SH       OTHER      01         936,686      0    0
OPENWAVE SYS INC               COM NEW          683718308    2,262 1,450,000 SH       OTHER      01       1,450,000      0    0
PDF SOLUTIONS INC              COM              693282105    3,063   750,724 SH       OTHER      01         750,724      0    0
PIXELWORKS, INC.               COM              72581M305    1,773   844,383 SH       OTHER      01         844,383      0    0
RAMBUS INC DEL                 COM              750917106    1,036     7,532 SH  PUT  OTHER      01           7,532      0    0
RIGHTNOW TECHNOLOGIES INC      COM              76657R106    6,871   207,900 SH       OTHER      01         207,900      0    0
SCIENTIFIC GAMES CORP          CL A             80874P109   17,337 2,435,000 SH       OTHER      01       2,435,000      0    0
SEACHANGE INTERNATIONAL INC    COM              811699107    3,061   397,500 SH       OTHER      01         397,500      0    0
7 DAYS GROUP HLDGS LTD         ADR              81783J101    2,527   199,587 SH       OTHER      01         199,587      0    0
SHORETEL INC                   COM              825211105    2,908   584,000 SH       OTHER      01         584,000      0    0
SONUS NETWORKS INC.            COM              835916107    2,827 1,308,663 SH       OTHER      01       1,308,663      0    0
SPREADTRUM COMMUNICATIONS INC  ADR              849415203    4,488   250,000 SH       OTHER      01         250,000      0    0
TESSERA TECHNOLOGIES INC       COM              88164L100    6,162   516,100 SH       OTHER      01         516,100      0    0
TIVO INC                       COM              888706108    6,305   675,000 SH       OTHER      01         675,000      0    0
UNITEK GLOBAL SVCS INC         COM              91324T302    2,778   560,000 SH       OTHER      01         560,000      0    0
WI-LAN INC                     COM              928972108    4,616   800,000 SH       OTHER      01         800,000      0    0
WEBSENSE INC                   COM              947684106    4,931   285,000 SH       OTHER      01         285,000      0    0
WOWJOINT HOLDINGS LIMITED      *W EXP 05/15/201 G9796W119        5   100,000 SH       OTHER      01         100,000      0    0
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